As filed with the Securities  and Exchange  Commission on July 24, 2002
                                                              File No: 333-17391


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                      /___/ PRE-EFFECTIVE AMENDMENT NO. __


                      /___/ POST-EFFECTIVE AMENDMENT NO. __





                              ADVISORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)


                                 (602) 914-7373
              (Registrant's Telephone Number, Including Area Code)

                            615 East Michigan Street
                               Milwaukee, WI 53202
                    (Address of Principal Executive Offices)

                                 Eric M. Banhazl
                              Advisors Series Trust
                       2020 East Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)


                                    Copy to:

                              Michael Glazer, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                           Los Angeles, CA 90071-2371



     It is proposed that this filing will become effective on August 25, 2002 pursuant to Rule 488 under the Securities Act of 1933.


     An indefinite number of Registrant's shares of beneficial interest, par value $0.01 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

                         The Dessauer Global Equity Fund
                                  4 Main Street
                          Orleans, Massachusetts 02653
                                 (800) 560-0086

August 26, 2002


Dear Dessauer Global Equity Fund Shareholder:

     A Special Meeting of Shareholders of The Dessauer Global Equity Fund (the "Fund"), has been scheduled for September 26, 2002 (the "Special Meeting") to vote on whether to approve a proposal to reorganize the Fund into a newly formed series of Advisors Series Trust (the "New Fund"). If you are a shareholder of record as of the close of business on August 15, 2002, you are entitled to vote at the Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by filling out and signing the enclosed Proxy Card. The reason for the reorganization is to reduce the annual operating expenses of the Fund. The Board of Trustees believes that the implementation of this reorganization can substantially reduce the cost of operating the Fund, and recommends you vote in favor of the reorganization.

     The Board of Trustees of the Fund has recommended approval of the reorganization and encourages you to vote "FOR" the proposal. If you have any questions regarding the issue to be voted on, please do not hesitate to call
(414) 765-5344.

     The Fund believes that by reorganizing into a series of Advisors Series Trust ("AST"), certain costs can be effectively reduced. Dessauer & McIntyre Asset Management, Inc. will continue to act as investment adviser to the New Fund and there will be no changes to the New Fund's investment objectives, policies and strategies. AST is a multi-adviser, multi-fund complex, is larger than the Fund, and certain operating expenses of the New Fund would be shared across the larger pool of assets of the various funds comprising AST. Such savings, however, would be only with respect to those expenses shared across AST and there can be no assurances that they would be realized.

     Assuming approval of the proposal to reorganize the Fund into the New Fund, each shareholder of the Fund will receive a number of shares of the New Fund equal in dollar value to the Fund's shares that each shareholder owned at the time of reorganization. The reorganization will not have any federal or state tax consequences for the Fund or its shareholders. The attached Proxy Statement/Prospectus is designed to give you more information about the proposal.

     Whether or not you are planning to attend the Special Meeting, we need your vote. Please mark, sign, and date the enclosed Proxy Card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. In the alternative, please call the toll free number on your proxy card to vote by telephone or vote over the Internet at www.________.com. You should use the enclosed instructions to vote by telephone or over the Internet.

     Thank you for taking the time to consider this important proposal and for your continuing investment in the Fund.

Sincerely,

THE DESSAUER GLOBAL EQUITY FUND

Thomas P. McIntyre, President


                         THE DESSAUER GLOBAL EQUITY FUND
                                  4 Main Street
                          Orleans, Massachusetts 02653
                                 (800) 560-0086

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                     TO BE HELD THURSDAY, SEPTEMBER 26, 2002

     The Dessauer Global Equity Fund, a Delaware business trust (the "Fund"), will hold a Special Meeting of Shareholders (the "Special Meeting") of the Fund on Thursday, September 26, 2002 at 9:00 a.m. Central time, at the offices of the Dessauer Fund's administrator, U.S. Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, 4th Floor, Milwaukee, Wisconsin 53202. At the Special Meeting, you and the other shareholders of the Fund will be asked to consider and vote upon:

     1. A proposed Reorganization of the Fund into a newly organized series of Advisors Series Trust, which is discussed in more detail in the accompanying Proxy Statement/Prospectus.

     2. To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

     Only shareholders of record at the close of business on Thursday, August 15, 2002, the record date for this Special Meeting, shall be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof.


                             YOUR VOTE IS IMPORTANT.
             PLEASE RETURN YOUR PROXY CARD PROMPTLY OR PROXY VOTE BY
                   TOLL-FREE TELEPHONE OR AT WWW._________.COM
               IN ACCORDANCE WITH THE ENCLOSED VOTING INSTRUCTIONS

--------------------------------------------------------------------------------
     As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your votes, which is commonly referred to as proxy voting. You can do this in one of three ways: by (1) completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope, (2) calling a toll-free telephone number, or (3) the Internet. Your prompt voting by proxy will help assure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the Trust's address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed in the enclosed Voting Instructions.
--------------------------------------------------------------------------------

                              By Order of the Board of Trustees of The Dessauer Global Equity Fund,

                              /s/ Linda R. Reed
                              --------------------------
                              Linda R. Reed, Secretary
August 26, 2002

                         THE DESSAUER GLOBAL EQUITY FUND
                                  4 Main Street
                          Orleans, Massachusetts 02653
                                 (800) 560-0086


                              QUESTIONS AND ANSWERS


                          YOUR VOTE IS VERY IMPORTANT!


Dated:  August 26, 2002



     Questions: What is this document and why did we send it to you?

     Answer: The Board of Trustees approved a plan to reorganize (the "Reorganization") The Dessauer Global Equity Fund (the "Fund"), a Delaware business trust, into the newly created series of Advisors Series Trust, also a Delaware business trust (the "New Fund"). Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on September 26, 2002 (the "Special Meeting") to consider the issue. We are sending this document to you for your use in deciding whether to approve the Reorganization at the Special Meeting. This document includes a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus, and a form of Proxy.

     Questions: What is the purpose of this Reorganization?

     Answer: The Fund is attempting to reduce its annual operating expenses. The Board of Trustees of the Fund, who recommends approving this Reorganization, believes that this Reorganization may substantially reduce the expenses of operating the Fund. There will be no other changes to the Fund's operations as a result of the Reorganization.

     Question: How will the Reorganization work?

     Answer: A new series of the AST Trust, the New Fund, will be formed, which will have no assets and no shareholders. Pursuant to an Agreement and Plan of Reorganization (the "Plan"), the Fund will transfer all of its assets and liabilities to the New Fund in return for all of the outstanding shares of the New Fund. Finally, the Fund will distribute the New Fund shares it received to its shareholders. Shareholders of the Fund will thus effectively be converted into shareholders of the New Fund, and will hold the same number of shares with the same net asset value as they held prior to the Reorganization. If the Plan is carried out as proposed, we do not expect the transaction will have any federal or state tax consequences to the Fund or its shareholders. Please refer to the proxy statement for a detailed explanation of the proposal.

     Question: How will this affect my account?

     Answer: Following the Reorganization, you will be a shareholder of the New Fund, which has the same investment objective, strategies, investment adviser and administrator as the Fund. You will receive shares of the New Fund equal in value to shares of the Fund you currently hold. The Reorganization will not affect the value of your account at the time of Reorganization. The Reorganization is expected to be tax-free to the Fund and its shareholders.

     Question: What will happen if the Reorganization is not approved?

     Answer:   If  shareholders   fail  to  approve  the   Reorganization,   the
Reorganization will not proceed and the Board will consider other alternatives for the Fund.

     Question: Why do I need to vote?

     Answer: Your vote is needed to ensure that the proposal can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

     Question: I am a small investor. Why should I bother to vote?

     Answer: Your vote makes a difference. If numerous shareholders just like you fail to vote, the Fund may not receive enough votes to go forward with the Special Meeting. If this happens, we may need to solicit votes again, which would be costly.

     Question: How does the Board of Trustees suggest that I vote?

     Answer: After careful consideration, the Board of Trustees of the Fund recommends that you vote "FOR" the Reorganization.

     Question: Who is paying for expenses related to the Special Meeting?

     Answer: The Fund's investment adviser will pay all costs relating to the proposed Reorganization, including the costs relating to the Special Meeting and this Proxy Statement/Prospectus.

     Question: How do I vote?

     Answer: You may use the enclosed postage-paid envelope to mail your proxy card. You may also vote by telephone (please refer to the toll free number on your proxy card) or over the Internet at www.______________.com. Please follow the enclosed instructions to use these methods of voting.

     Question: Who do I call if I have questions?

     Answer: We will be happy to answer your questions about the proxy solicitation. Please call (414) 765-5344 during normal business hours between 8:00 a.m. and 5:00 p.m. Central time.


                    -----------------------------------------
                                     PART A


                     COMBINED PROXY STATEMENT AND PROSPECTUS


                                 AUGUST __, 2002


                            FOR THE REORGANIZATION OF


                         THE DESSAUER GLOBAL EQUITY FUND


                                      INTO


                         THE DESSAUER GLOBAL EQUITY FUND
                         SERIES OF ADVISORS SERIES TRUST

                    -----------------------------------------

     This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of The Dessauer Global Equity Fund (the "Fund"), 4 Main Street, Orleans, Massachusetts 02653, for use at a Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held at the offices of the Fund's administrator, U.S. Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, 4th Floor, Milwaukee, Wisconsin 53202 on Thursday,
September 26, 2002 at 9:00 a.m. Central time. At the Special Meeting, shareholders of the Fund will be asked:

     o To approve an Agreement and Plan of Reorganization between the Fund and Advisors Series Trust ("AST"), on behalf of a newly created series of shares (the "New Fund"), whereby the New Fund would acquire all of the assets and liabilities of the Fund in exchange for the New Fund's shares, which would be distributed pro rata by the New Fund to the holders of its shares in complete liquidation of the Fund (the "Reorganization"). A copy of the Agreement and Plan of Reorganization (the "Plan") is attached hereto as Exhibit A. As a result of the Reorganization, --------- each shareholder will become a shareholder of the New Fund, which will have substantially identical investment objectives, policies, and strategies as the Fund it is acquiring; and/or

     o To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

     Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Fund at the offices of the Fund's Administrator, U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 or in person at the time of the Special Meeting.

     The Fund is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") and organized as a Delaware business trust. The New Fund is a series of Advisors Series Trust, an open-end management company registered with the SEC and organized as a Delaware business trust.

     The following has been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

     From Post-Effective Amendment No. 103 of Advisors Series Trust, filed July 11, 2002 (SEC File No. 811-07959):

     o Preliminary Prospectus of The Dessauer Global Equity Fund, series of Advisors Series Trust, dated July 11, 2002.

     From Post-Effective Amendment No. 4 of The Dessauer Global Equity Fund, filed July __, 2002 (SEC File No. 811-7691):

     o    Prospectus of The Dessauer Global Equity Fund, dated July __, 2002.

     Copies of these documents are available upon request and without charge by writing to The Dessauer Global Equity Fund at 4 Main Street, Orleans, Massachusetts 02653, or by calling 1-800-560-0086.

     The Annual Report to Shareholders for The Dessauer Global Equity Fund for the fiscal year ended March 31, 2002, containing audited financial statements, has been previously mailed to shareholders. Copies are available by writing or calling The Dessauer Global Equity Fund at the address or telephone number listed above. Because The Dessauer Global Equity Fund, a series of Advisors Series Trust, is new and has not yet commenced operations, no Annual Report to Shareholders is available at this time.

     This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference.

--------------------------------------------------------------------------------
The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this combined proxy statement and prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------



                                TABLE OF CONTENTS


                                                                            Page

I.    INTRODUCTION.............................................................2
   A.    OVERVIEW..............................................................2
   B.    COMPARISON FEE TABLE AND EXAMPLE......................................3
   C.    THE PROPOSAL..........................................................4
      1.  Summary of the Proposed Reorganization...............................4
      2.  Description of the New Fund Shares...................................5
      3.  Reasons for the Reorganization.......................................5
      4.  Federal Income Tax Consequences......................................5
      5.  Comparison of Shareholder Rights.....................................6
      6.  Capitalization.......................................................6
II.   COMPARISON INFORMATION ABOUT THE NEW FUND AND THE FUND...................7
   A.    INVESTMENT OBJECTIVE, STRATEGIES,  AND RESTRICTIONS...................7
      1.  Investment Objective.................................................7
      2.  Investment Strategies................................................7
      3.  Fundamental Investment Restrictions..................................7
   B.    DISTRIBUTION AND SHAREHOLDER SERVICES.................................8
      1.  Distribution.........................................................8
      2.  Shareholder Servicing................................................8
   C.    PURCHASE AND REDEMPTION PROCEDURES....................................9
      1.  Purchasing Information...............................................9
      2.  Redemption Information...............................................9
   D.    SERVICE PROVIDERS....................................................10
III.  VOTING INFORMATION......................................................10
   A.    METHOD AND COST OF SOLICITATION......................................11
   B.    RIGHT OF REVOCATION..................................................11
   C.    VOTING SECURITIES AND PRINCIPAL HOLDERS..............................11
IV.   FURTHER INFORMATION ABOUT THE FUND AND THE NEW FUND.....................12
V.    MISCELLANEOUS ISSUES....................................................12
   A.    OTHER BUSINESS.......................................................12
   B.    NEXT MEETING OF SHAREHOLDERS.........................................12
   C.    LEGAL MATTERS........................................................13
   D.    EXPERTS..............................................................13
EXHIBIT A.....................................................................14



I.   INTRODUCTION

     A.   OVERVIEW

     The Board of Trustees of the Fund (the "Board") called the Special Meeting to allow shareholders to consider and vote on the proposed Reorganization of the Fund into the New Fund, a newly formed series of AST. The Board (including a majority of the independent trustees, meaning those trustees who are not "interested" persons under the Investment Company Act of 1940, as amended (the "1940 Act")) believes that the Reorganization may substantially reduce the annual operating expenses of the Fund, and approved the Reorganization at a meeting held on July 31, 2002, subject to the approval of the Fund's shareholders. The Board believes that the proposed Reorganization is in the best interests of the Fund and its shareholders, and that the interests of existing shareholders of the Fund will not be diluted as a result of the proposed Reorganization.

     The Board recommends that the shareholders of the Fund vote FOR the Reorganization Plan and the resulting Reorganization.

     Dessauer & McIntyre Asset Management, Inc. (the "Adviser"), currently serves as the investment adviser of the Fund and will also serve as the investment adviser to the New Fund. The New Fund will have an identical investment objective, strategies and policies to those of the Fund. The Fund and the New Fund's investment objective is long-term capital appreciation. The Fund and the New Fund each try to achieve their investment objective by investing primarily in equity securities of companies in established markets that the Fund believes are positioned to benefit from growth in the global economy. Investments in the New Fund will be subject to identical risks as investments are currently subject to in the Fund. In addition, the purchase, distribution, and redemption arrangements of the New Fund will be identical to the current arrangements of the Fund.

     The Reorganization will constitute a tax-free reorganization for federal income tax purposes and will not affect the federal tax status of Fund shares held before the Reorganization. Therefore, shareholders should not recognize any gain or loss on the Fund shares for federal income tax purposes as a result of the Reorganization. Furthermore, the Adviser will pay the costs of the Reorganization and the Special Meeting. The Adviser will also incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Adviser and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

     Whether you expect to be personally present at the Special Meeting or not, we encourage you to authorize the proxies to cast your votes. You can do this in one of three ways. You may complete, date, sign, and return the accompanying proxy card using the enclosed postage prepaid envelope, you may call a toll-free telephone number or you may access the website in accordance with the enclosed Voting Instructions. By authorizing the proxies to cast your votes, your shares will be voted as you instruct. If no choice is indicated, your shares will be voted "FOR" the proposals and in the discretion of the persons named as proxies on such other matters that may properly come before the Special Meeting. If shareholders do not approve the Reorganization, the Fund will continue to operate as separate open-end management company, or the Board may take any further action as it deems to be in the best interest of the Fund and its shareholders, including liquidation, subject to approval by the shareholders of the Fund if required by applicable law.

     By investing in equity and foreign securities, the New Fund, like the Fund, may expose shareholders to certain market risks that could cause shareholders to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market or circumstances affecting foreign countries, governments or currencies. Other than the risks associated with mutual funds that invest in equity and foreign securities in general, the New Fund, like the Fund, will be subject to the risks that: (i) the stock markets of the countries in which it invests will go down, (ii) a particular stock in its portfolio does not perform as well as expected; (iii) the value of a foreign currency declines relative to the U.S. dollar; (iv) a foreign government expropriates assets belonging to a company in which the Fund invests; or (v) political, social or economic instability in a foreign country causes the value of its investments to decline.

     B. COMPARISON FEE TABLE AND EXAMPLE

     The following Summary of Fund Expenses shows the fees for the Fund (based on the Fund's fees for the fiscal year ended March 31, 2002) and the New Fund (based on an estimate of the New Fund's fees for the fiscal year ended March 31, 2003).


Shareholder Fees (fees paid directly from your investment)          The Fund     The New Fund
                                                                    --------     ------------
                                                                                  (Pro Forma)
  Maximum Sales Charge (Load) Imposed on Purchases (as a
     percentage of offering price)...............................     None           None
  Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (as a percentage of offering price).........................     None           None
  60-Day Redemption Fee(1).......................................     1.00%          1.00%
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
  Management Fees................................................     0.75%          0.75%
  Other Expenses(2)..............................................     1.65%          1.77%
                                                                      -----          -----
  Total Annual Fund Operating Expenses...........................     2.40%(3)       2.50%
  Expenses Reimbursed to/ Recouped from the Fund(4)..............    -0.62%         -0.75%
                                                                      ------         -----
  Net Annual Fund Operating Expenses (expenses actually incurred      1.78%(5)       1.75%
     by the Fund)................................................     =====          =====

(1) The redemption fee applies only to those shares held for less than 60 days. The fee is payable to the Fund and the New Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading. Please note that your holding period for your Fund shares will carry over to the New Fund shares you receive in the Reorganization for purposes of determining the application of the redemption fee.
(2) Other expenses include custodian, transfer agency, a 0.25% shareholder servicing plan expense, and other customary fund expenses.
(3) Please note that because the expense information for the Fund is based on the Fund's previous fiscal year, it does not reflect the Fund's current average net assets. If, like the New Fund, the Fund's actual total average net assets as of the date of this Proxy Statement/Prospectus were reflected, the estimated Total Annual Fund Operating Expenses would be 4.02%.
(4) The Fund and the New Fund have each entered into an expense reimbursement agreement with the Adviser under which the Adviser has agreed to limit the Fund's Total Annual Fund Operating Expenses, excluding interest and taxes, to not more than 1.75% of average daily net assets. Under this expense reimbursement agreement, the Adviser may request reimbursement of previously absorbed expenses at any time before the end of the third fiscal year after the fiscal year in which the expenses were absorbed. To request reimbursement, a Fund's current aggregate operating expenses must be below the applicable limitation. The Board must review and approve the proposed reimbursement.
(5)  Includes a 0.03% interest expense.

     The example set forth below is intended to help you compare the cost of investing in the Fund with the cost of investing in the New Fund.

     The example assumes that you invest $10,000 in the specified fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each fund are those shown in the table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                    One Year      Three Years      Five Years     Ten Years
The Fund(1),(2).....................  $181           $689            $1,224        $2,689
The New Fund(1).....................  $178           $707            $1,263        $2,779

(1) Each fund charges a redemption fee of 1% on amounts redeemed with 60 days of purchase. The figures shown above do not reflect the payment of redemption fees.
(2) Please note that because the example figures for the Fund are based on the Fund's previous fiscal year, it does not reflect the Fund's current average net assets. If, like the New Fund, the Fund's actual total average net assets as of the date of this Proxy Statement/Prospectus were reflected, the estimated example figures for one year, three years, five years, and ten years would be $181, $1,019, $1,873 and $4,084, respectively.

     C. THE PROPOSAL

     The following is a summary of key information concerning the proposed Reorganization. Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A, and in the documents incorporated by reference into this Proxy Statement/Prospectus.

          1.   Summary of the Proposed Reorganization

     At the Special Meeting, the shareholders of the Fund will be asked to approve the Plan to reorganize the Fund into the New Fund. Upon approval by shareholders of the Fund, the Reorganization pursuant to the Plan will involve the transfer of all of the assets and liabilities of the Fund to the New Fund in exchange for the New Fund's shares. Upon the transfer of all assets to and assumption of all liabilities of the Fund by the New Fund, the New Fund will distribute to the Fund that number of full and fractional New Fund shares having an aggregate net asset value equal to the aggregate net asset value of the Fund as of the close of business on the business day preceding the closing (the "Closing") of the Reorganization (the "Valuation Date"). Immediately thereafter, the Fund will distribute such New Fund shares to its shareholders by establishing accounts on the New Fund's share records in the names of those shareholders representing the respective pro rata number of New Fund Shares deliverable to them, in complete liquidation of the Fund. Certificates evidencing the New Fund Shares will not be issued to the Fund's shareholders.

     The holding period for Fund shares will carry over to the New Fund shares received by shareholders in the Reorganization for purposes of determining the application of any redemption fee. Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional shares of the New Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Fund as of the close of business on the Valuation Date.

     Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Funds' transfer agent of a redemption request in proper form (subject to the imposition of the Fund's redemption fee, if applicable). Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of shares of the New Fund received by the shareholder in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of the Fund will be canceled on the books of the Fund and the transfer books of the Fund will be permanently closed.

     The Reorganization is subject to a number of conditions, including, without limitation, the approval of the Plan and the transactions contemplated thereby described in this Proxy Statement/Prospectus by the shareholders of the Fund, the receipt of a legal opinion from counsel to the New Fund with respect to certain tax issues, and the parties' performance in all material respects of their respective agreements and undertakings in the Plan. Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective on September 30, 2002, or such other date as is agreed to by the parties.

     The Plan may be amended by the mutual consent of the parties thereto, notwithstanding approval thereof by Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. In addition, the Plan may be terminated at any time prior to the Closing by either party thereto upon notice to the other.

          2.   Description of the New Fund Shares

     Each  New  Fund  Share  issued  to  Fund   shareholders   pursuant  to  the
Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. Each New Fund Share will represent an equal interest in the assets of the New Fund. The New Fund Shares will be sold and redeemed based upon the net asset value of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund's Prospectus.

          3.   Reasons for the Reorganization

     The Board has determined that the cost of operating the Fund under its current and anticipated size is expensive, and that the proposed Reorganization can substantially reduce the Fund's annual operating expenses. Further, the Board believes that the Fund and its Adviser would have a favorable relationship with AST. The Fund believes that by reorganizing into a series of AST, certain costs can be more effectively reduced. AST is a multi-adviser, multi-fund complex, is larger than the Fund, and it is anticipated that certain operating expenses of the New Fund would be shared across the larger pool of assets of the various funds comprising AST. The Fund and the New Fund share the same administrator and the transition to operating as a series of AST should be a relatively smooth one.

     The Board recommends that the shareholders of the Fund vote FOR the Reorganization Plan and the resulting Reorganization.

          4.   Federal Income Tax Consequences

     As a condition of the Reorganization, the Fund and the New Fund will have received an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes under
Section 368(a) of the Internal Revenue Code of 1986, as amended, and will not affect the federal tax status of Fund shares held before the Reorganization. Therefore, neither the Fund, the New Fund, nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization. In addition, the tax basis of, and the holding period for, the New Fund shares received by each shareholder of the Fund in the Reorganization will be the same as the tax basis of, and the holding period for, the Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the New Fund shares received, the Fund shares given up must have been held as capital assets by the shareholder.

     Subject to limited exceptions, most states use federal taxable income as a taxable base for this purpose. Consequently, the Trust believes that the state income tax treatment of the proposed Reorganization for most shareholders is more likely than not to be the same as the federal tax consequences. Although the Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for the shareholders. Because each shareholder's tax situation may have unique issues, shareholders should consult their own tax advisers.

          5.   Comparison of Shareholder Rights

     Set forth below is a discussion of the material differences in the rights of shareholders of the Fund versus the rights of shareholders of the New Fund.

     Governing Law. The Fund is organized as a Delaware business trust with no other separate series. The New Fund is a separate series of AST, which is organized as a Delaware business trust. The Fund, like the New Fund, is authorized to issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. The Fund's operations are governed by its Trust Instrument, By-Laws, and applicable Delaware law. The New Fund's operations are governed by its Declaration of Trust, By-Laws, and applicable Delaware law.

     Shareholder Liability. Under Delaware law, trustees and shareholders of a business trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Fund or AST was unable to meet its obligations. Under both the Fund's Trust Instrument and By-Laws and AST's Declaration of Trust and By-laws, the Fund and the New Fund are required to indemnify trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or trustees, except under certain limited circumstances relating to the culpability of the officers or trustees.

     Board of Trustees. Both the Fund and AST, of which the New Fund is a series, being Delaware business trusts, has a Board of Trustees. The composition of the Board of the Fund is different from that of AST, both in terms of membership and size. For more information, refer to the July __, 2002 Statement of Additional Information for the Fund and the July 10, 2002 Preliminary Statement of Additional Information for the New Fund, which are incorporated by reference into this Proxy Statement/Prospectus.

          6.   Capitalization

     The capitalization of the Fund as of March 31, 2002 and the New Fund's pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

                                    The Fund        The New Fund
                            ---------------------------------------------
Aggregate Net Assets                $18,764,578      $18,764,578
Shares Outstanding*                 2,857,268        2,857,268
Net Asset Value Per Share             $6.57            $6.57

*    Each Fund is authorized to issue an indefinite number of shares.

II.  COMPARISON INFORMATION ABOUT THE NEW FUND AND THE FUND

     A.   INVESTMENT OBJECTIVE, STRATEGIES, AND RESTRICTIONS

     The New Fund's investment objective, policies, strategies, and risks are identical to those of the Fund. The following discussion is qualified in its entirety by the more extensive discussion set forth in the Preliminary Prospectus of the New Fund, which is incorporated by reference into this Proxy Statement/Prospectus.

          1.   Investment Objective

     The Fund and the New Fund each have an investment objective of long-term capital appreciation. The Fund's and the New Fund's investment objective (as well as their investment strategies set forth below) may be changed without shareholder approval.

          2.   Investment Strategies

     In selecting investments for the New Fund, the Adviser will employ the identical strategy it used for the Fund: investing primarily in the securities of issuers in established markets that it believes are positioned to benefit from growth in the global economy. Under normal market conditions, at least 80% of the New Fund's net assets will be invested in equity securities of companies that are traded in the markets of, or derive a substantial portion of their revenues from, at least three different countries. The New Fund, like the Fund, will invest in value oriented securities by focusing on fundamentals, business trends, and management of the companies and their financial strength. In selecting investments, the New Fund may take into consideration a company's sector or industry to avoid concentrating in any one economic sector or industry. Generally, the companies in which the New Fund invests will be traded in the markets of, or derive a substantial portion of their revenues from business activities within, North America (the U.S. and Canada), Europe (which includes Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Hong Kong and Japan (collectively, the "Major Markets"). The Fund invests in companies in foreign markets by investing in American Depository Receipts of such companies.

          3.   Fundamental Investment Restrictions

     The New Fund has adopted fundamental investment restrictions identical to the Fund that may not be changed without the approval of shareholders, as follows:

     1.   The New Fund may not:

     o With respect to 50% of its assets, invest more than 5% of its total assets, at market value, in the securities of one issuer (except the securities of the United States Government) and may not purchase more than 10% of the outstanding voting securities of a single issuer; or

     o With respect to the other 50% of its assets, invest more than 25% of the market value of its total assets in a single issuer.

     2. The New Fund may  borrow  money to the extent  permitted  under the 1940
     Act.

     3. The New Fund may not issue any senior  security  (as defined in the 1940
     Act), except that the Fund may:

     o engage in transactions that result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act, an exemptive order or interpretation of the staff of the SEC;

     o    acquire other  securities,  the acquisition of which may result in the
          issuance  of  a  senior  security,   to  the  extent  permitted  under
          applicable regulations or interpretations of the 1940 Act;

     o issue multiple classes of shares in accordance with the regulations of the SEC; and

     o to the extent it might be considered the issuance of a senior security, borrow money as authorized by the 1940 Act.

     4. The New Fund may not invest 25% or more of the total value of its assets in a particular industry, except that this restriction shall not apply to U.S. Government Securities.

     5. The New Fund may not buy or sell commodities or commodity contracts or real estate or interests in real estate (including real estate limited partnerships), except that it may purchase and sell futures contracts on stock indices, interest rate instruments, and foreign currencies; securities which are secured by real estate or commodities; and securities of companies which invest or deal in real estate or commodities.

     6. The New Fund may not act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

     B.   DISTRIBUTION AND SHAREHOLDER SERVICES

          1.   Distribution

     Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the distributor for the Fund and upon completion of the Reorganization, will act as distributor for the New Fund. As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares. As distributor, Quasar also provides certain administrative services. Shares of the Funds are offered for sale on a continuous basis at net asset value per share. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

          2.   Shareholder Servicing

     The New Fund, like the Fund, has adopted a Shareholder Servicing Plan whereby it pays the Adviser or other financial institutions up to 0.25% of its average daily net asset value of the shares covered for shareholder services and account maintenance, including responding to shareholder inquiries and direct shareholder communications.

     C.   PURCHASE AND REDEMPTION PROCEDURES

     The Fund and the New Fund have identical purchase and redemption procedures. Shareholders in each are not able to exchange their shares for shares of any other mutual fund (unless their shares are held through an independent intermediary such as a broker-dealer who would effect the exchange).

          1.   Purchasing Information

     Shares of the Fund are offered at the next offering price, which is the net asset value per share of the Fund, computed after the purchase order and funds are received by the Fund's transfer agent. To invest start or add to an account with the Fund, a shareholder must invest at least the minimum amount, as indicated below:

--------------------------------------------------------------------------------
         Investment Minimums
--------------------------------------------------------------------------------
THE MINIMUM INITIAL INVESTMENTS ARE:
--------------------------------------------------------------------------------
Regular (New Investor)                                               $1,000
--------------------------------------------------------------------------------
Additional Investment (Current Fund Shareholders)                    $100
--------------------------------------------------------------------------------
Retirement (Roth and Regular)                                        $1,000
--------------------------------------------------------------------------------
Educational IRA                                                      $500
--------------------------------------------------------------------------------
Gift                                                                 $250
--------------------------------------------------------------------------------
Pre-authorized Investment Plan (Initial and Installment Payments)    $100
--------------------------------------------------------------------------------
Additional Investments                                               $250
--------------------------------------------------------------------------------

     The Fund may reduce or waive the minimum investment requirements for: certain retirement and other employee benefit plans; for the Adviser's employees, clients and their affiliates; for investment advisers or financial institutions offering investors a program of services; or any other person or organization deemed appropriate by the Fund. The Fund also offers an automatic investment plan, whereby an existing shareholder may purchase addition shares of the Fund through an Automated Clearing House arrangement. In addition, the Fund, at the direction of the Board, may cease taking purchase orders at any time when it believes that it is in the best interest of current shareholders.

          2.   Redemption Information

     Shares of the Fund are sold at the next offering price, which is the net asset value per share of the Fund, computed after the request is received by a Fund's transfer agent on any day the Fund and the NYSE are open for business. The Fund offers a Systematic Withdrawal Plan that allows shareholders to have regular monthly or quarterly payments redeemed from their account. The Fund may redeem an account if the total value of the account falls below $1,000 due to redemptions after giving shareholders at least 30 days' prior written notice of this redemption. The Fund charges a 1.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fee does not apply to Fund shares acquired through the reinvestment of dividends or distributions. The Fund has also reserved the right to redeem shares "in kind."

     D.   SERVICE PROVIDERS

     The Fund's investment adviser is Dessauer & McIntyre Asset Management, Inc., 4 Main Street, Orleans, Massachusetts 02653. U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund administrator. The Fund's transfer and dividend disbursing agent is National Financial Data Services, 330 West Ninth Street, Kansas City, Missouri 64105. U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, serves as the Custodian for the portfolio securities, cash and other assets of the Fund. Ernst & Young LLP, 725 South Figueora Street, Los Angeles, California 90071, serves as the Fund's Independent Accountants and audits the financial statements and the financial highlights of the Fund. USBFS, Quasar and U.S. Bank, National Association are affiliated entities.

     The New Fund will have the same investment adviser, distributor, administrator and custodian as the Fund. Upon completion of the Reorganization, USBFS will serve as the New Fund' transfer and dividend disbursing agent. Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103, will serve as the independent accountant for the New Fund and will audit the financial statements and the financial highlights of the New Fund. Tait, Weller & Baker serves as the independent accountant for several other series of AST.

III. VOTING INFORMATION

     The holders of one-third of outstanding shares entitled to vote in person or by proxy as of the record date for the Special Meeting will constitute a quorum. When a quorum is present, approval of the proposal will require the affirmative vote of a "majority of the shares" of the Fund. The term "majority of the shares" of the Fund means: the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at the meeting if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

     All shares represented by each properly signed proxy received before the meeting will be voted at the Special Meeting. Proxies may be voted by mail or by other instrument executed in writing (including electronic, telephonic, computerized or other alternatives to the execution of a written instrument) or by facsimile transmission. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Special Meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted "FOR" approval of the Reorganization. If any other matters come before the Special Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

     If a quorum is not  present at the  Meeting,  or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning the Shareholder Meeting to another date and time, whether or not a quorum is present, and the Shareholder Meeting may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal.

     All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes are cast "FOR" that proposal. Abstentions and broker non-votes do not constitute a vote "FOR" and effectively result in a vote "AGAINST." The Adviser has not yet retained a solicitor to aid in the solicitation of proxies, although it may do so in the future. The costs associated with those solicitations and the Special Meeting will be paid by the Adviser and not by the Fund.

     A.   METHOD AND COST OF SOLICITATION

     This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board for use at the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail and telephone. The solicitation may also include facsimile, Internet, telegraph, or oral communications by certain employees of the Adviser or Administrator, who will not be paid for these services. The Adviser will bear the costs of the Special Meeting, including legal costs and the cost of the solicitation of proxies (i.e., votes).

     B.   RIGHT OF REVOCATION

     Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Fund, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

     C.   VOTING SECURITIES AND PRINCIPAL HOLDERS

     Shareholders of the Fund at the close of business on August 15, 2002 (the "Record Date") will be entitled to be present and vote at the Special Meeting. As of that date, there were __________ shares of the Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $_________.

     As of the Record Date, the Fund's shareholders of record and/or beneficial owners (to the Trust's knowledge) who owned five percent or more of the Fund's shares is set forth below, and upon consummation of the Reorganization and based on the numbers presented, will own the same percentage of the New Fund:

------------------------------------- ----------------- -----------------
Name and Address                        % Ownership     Type of Ownership
------------------------------------- ----------------- -----------------
Charles Schwab & Co. Inc.
101 Montgomery Street                       ___               Record
San Francisco, CA 94104-4122

National Financial Services Corp.
For exclusive benefit of customers
Attn: Mutual Funds Dept, 5th Floor
200 Liberty Street                          ___               Record
1 World Financial Center
New York, NY 10281-1003
------------------------------------- ----------------- -----------------

     The Officers and Trustees of the Trust, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Fund as of the Record Date.


IV.  FURTHER INFORMATION ABOUT THE FUND AND THE NEW FUND

     Further information about the Fund is contained in the following documents:

     o    Prospectus for the Fund dated July __, 2002.

     o Statement of Additional Information for the Fund also dated July __, 2002.

     The New Fund is not now an operating mutual fund nor does it have a prospectus that has been declared effective by the SEC. Shareholders may, however, obtain a preliminary Prospectus and Statement of Additional Information relating to the New Fund that is subject to completion and revision before becoming effective with the SEC. Documents that relate to the Fund and the New Fund are available, without charge, by writing to The Dessauer Global Equity Fund at 4 Main Street, Orleans, Massachusetts 02653, or by calling 1-800-560-0086.

     The Fund and the New Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material, and other information relating to the Fund and the New Fund, respectively, with the SEC. These documents can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C., at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at Citicorp Center, Suite 1400, 500 West Madison Street, Chicago, Illinois 60661. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. The SEC also maintains a web site at http://www.sec.gov that contains the Prospectus and Statement of Additional Information for the Fund, as well as the Preliminary Prospectus and Statement of Additional Information for the New Fund, materials that are incorporated by reference into their respective Prospectuses and Statements of Additional Information, and other information.

     It is expected that this Proxy Statement will be mailed to shareholders on or about August 26, 2002.

V.   MISCELLANEOUS ISSUES

     A.   OTHER BUSINESS

     The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Shareholder Meeting, it is the Board's intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

     B.   NEXT MEETING OF SHAREHOLDERS

     The Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Fund will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Fund at its office at a reasonable time before the meeting, as determined by the Board, to be included in the Fund's proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

     C.   LEGAL MATTERS

     Certain legal matters in connection with the issuance of the New Fund Shares will be passed upon by Paul, Hastings, Janofsky & Walker LLP.

     D.   EXPERTS

     The financial statements of the Fund for the year ended March 31, 2002, contained in the Fund's 2001 Annual Report to Shareholders, has been audited by Ernst & Young LLP, independent accountants, as stated in their report dated May 13, 2002, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given their authority as experts in accounting and auditing.


                                   By Order of the Board of Trustees,

                                   /s/ Linda R. Reed
                                   --------------------
                                   Linda R. Reed
                                   Secretary, The Dessauer Global Equity Fund

August 26, 2002


EXHIBIT A




                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this __ day of ________, 2002, by and between Advisors Series Trust ("AST"), a Delaware business trust, on behalf of The Dessauer Global Equity Fund (the "Acquiring Fund"), a series of AST, The Dessauer Global Equity Fund (the "Acquired Fund"), a Delaware business trust, and Dessauer & McIntyre Asset Management, Inc., a Massachusetts corporation.

     In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Acquired Fund be transferred to the Acquiring Fund, and that the Acquiring Fund assume the Stated Liabilities (as defined in paragraph 1.3) of the Acquired Fund, in exchange for shares of the Acquiring Fund ("Acquiring Fund Shares"), and that these Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Acquired Fund to its shareholders in liquidation of the Acquired Fund. This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code").

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1. REORGANIZATION OF ACQUIRED FUND

     1.1 Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the "Fund Assets") to the Acquiring Fund and the Acquiring Fund shall assume the Acquired Fund's Stated Liabilities. The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Fund full and fractional Acquiring Fund Shares, the number of which shall be determined by dividing (a) the value of the Acquired Fund Assets, net of the Acquired Fund's Stated Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing"). Immediately following the Closing, the Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transactions are hereinafter sometimes collectively referred to as the "Reorganization."

     1.2 (a) With respect to the Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund's books on the Closing Date.

     (b) Before the Closing Date, the Acquired Fund will provide the Acquiring Fund with a schedule of its assets and its known liabilities, and the Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Acquired Fund's Assets before the Closing Date but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. Before the Closing Date, the Acquiring Fund will advise the Acquired Fund of any investments of the Acquired Fund shown on such schedule which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. If the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund, will dispose of those securities prior to the Closing Date to the extent practicable. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all liabilities and obligations reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by the administrator of AST as of the Applicable Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period ("Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities of the Acquired Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued.

     1.4 Immediately following the Closing, the Acquired Fund will distribute the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph
1.1 pro rata to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. That distribution will be accomplished by an instruction, signed by an appropriate officer of AST, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the number of shares of the Acquiring Fund due such Acquired Fund Investor. All issued and outstanding shares of the Acquired Fund will be cancelled simultaneously therewith on the Acquired Fund's books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.l.

     1.6 Following the transfer of assets by the Acquired Fund to the Acquiring Fund, the assumption of the Acquired Fund's Stated Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, the Acquired Fund shall terminate its qualification, classification and registration with all appropriate federal and state agencies. Any reporting or other responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the date on which the Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

2.   VALUATION

     2.1 The value of the Acquired Fund's Fund Assets shall be the value of those assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the "Applicable Valuation Date").

     2.2 The net asset value of each share of the Acquiring Fund shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information.

     2.3 All computations of value contemplated by this Article 2 shall be made by the Acquiring Fund's administrator in accordance with its regular practice as pricing agent. The Acquiring Fund shall cause its administrator to deliver a copy of its valuation report to the Acquired Fund at the Closing.

3.   CLOSING(S) AND CLOSING DATE

     3.l The Closing for the Reorganization shall occur on September 27, 2002, and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a "Closing Date"). The Closing(s) shall be held at the offices of U.S. Bancorp Fund Services, LLC, 2020 East Financial Way, Glendora California 91741, or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 9:00 a.m., local time on the Closing Date unless otherwise provided.

     3.2 The Acquiring Fund's custodian shall deliver at the Closing evidence that: (a) the Fund Assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.

     3.3 Notwithstanding anything herein to the contrary, if on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4.   COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE ACQUIRED FUND

     4.1 With respect to the Acquired Fund, it has called or will call a meeting of Acquired Fund shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Acquired Fund's liquidating distribution of Acquiring Fund Shares contemplated hereby, and for the Acquired Fund to terminate its qualification, classification and registration if requisite approvals are obtained with respect to the Acquired Fund. The Acquired Fund shall prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with that meeting.

     4.2 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     4.3 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.

     4.4 Subject to the provisions hereof, AST, on behalf the Acquiring Fund, and the Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

     4.5 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date, a final statement of the total amount of the Acquired Fund's assets and liabilities as of the Closing Date.

     4.6 AST, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act"), relating to the Acquiring Fund Shares (the "Registration Statement"). The Acquired Fund has provided or will provide the Acquiring Fund with the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to the Acquired Fund as are requested by the Acquiring Fund and as are reasonably necessary for the preparation of the Registration Statement.

     4.7 As soon after the Closing Date as is reasonably practicable, The Acquired Fund: (a) shall prepare and file all federal and other tax returns and reports of the Acquired Fund required by law to be filed with respect to all periods ending on/or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

     4.8 Following the transfer of Fund Assets by the Acquired Fund to the Acquiring Fund and the assumption of the Stated Liabilities of the Acquired Fund in exchange for Acquiring Fund Shares as contemplated herein, the Acquired Fund will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Acquired Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Fund in accordance with the laws of the state of Delaware and other applicable requirements.

5.   REPRESENTATIONS AND WARRANTIES

     5.1 AST, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

     (a) AST was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940 (the "1940 Act") and is validly existing under the laws of the State of Delaware, and the Declaration of Trust directs the Trustees to manage the affairs of AST and grants them all powers necessary or desirable to carry out such responsibility, including administering AST's business as currently conducted by AST and as described in the current prospectuses of AST. AST is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

     (b) The Registration Statement, including the current prospectus and statement of additional information of the Acquiring Fund, conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (c) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by AST for itself and on behalf of the Acquiring Fund does not and will not (i) violate AST's Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument, to which AST is a party or by which its properties or assets are bound;

     (d) Except as previously disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to AST's knowledge, threatened against AST or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect AST or the Acquiring Fund's financial condition or the conduct of their business. AST knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

     (e) All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable, the shares of each class of the Acquiring Fund issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

     (f) The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of AST, the Trustees and the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of AST and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

     (g) On the effective date of the Registration Statement, at the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by AST with respect to the Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

     (h) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Delaware law for the execution of this Agreement by AST, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by AST for itself and on behalf of the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date.

     5.2 The Acquired Fund represents and warrants to the Acquiring Fund as follows:

     (a) The Acquired Fund was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of Delaware, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of the Acquired Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquired Fund's business as currently conducted by the Acquired Fund and as described in the current prospectuses of the Acquired Fund. The Acquired Fund is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

     (b) All of the issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable registration or notice requirements of the 1933 Act and state securities laws; all issued and outstanding shares of each class of the Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, free and clear of all liens, pledges, security interests, charges or other encumbrances, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

     (c) The Registration Statement, including the current prospectus and statement of additional information of the Acquired Fund, conforms or conformed, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (d) The Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by the Acquired Fund does not and will not (i) violate the Acquired Fund's Agreement and Declaration of Trust or By-Laws, or
(ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which the Acquired Fund is a party or by its properties or assets are bound;

     (e) Except as previously disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Fund's knowledge, threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business, the Acquired Fund knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

     (f) The Statement of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets of the Acquired Fund as of and for the period ended March 31, 2002, audited by Ernst & Young LLP (copies of which have been or will be furnished to the Acquiring Fund) fairly present, in all material respects, the Acquired Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Fund (contingent or otherwise) known to the Acquired Fund that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

     (g) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph
(f), neither a decline in the Acquired Fund's net asset value per share nor a decrease in the Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

     (h) All federal and other tax returns and reports of the Acquired Fund required by law to be filed on or before the Closing Date shall have been filed, and all taxes owed by the Acquired Fund or the Acquired Fund shall have been paid so far as due, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

     (i) For each full and partial taxable year from its inception through the Closing Date, the Acquired Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

     (j) At the Closing Date, the Acquired Fund will have good and marketable title to Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

     (k) The execution, delivery and performance of this Agreement on behalf of the Acquired Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquired Fund, the Trustees and the Acquired Fund, and this Agreement will constitute a valid and binding obligation the Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

     (l) From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund Investors, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Acquiring Fund's Prospectus contained or incorporated by reference therein, and exclusive of any written information furnished by the Acquired Fund with respect to the Acquiring Fund):
(i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by the Acquired Fund, on behalf of the Acquired Fund, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

     (m) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquired Fund, or the performance of the Agreement the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

     CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the Reorganization shall be subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Acquiring Fund:

     6.1 All representations and warranties of AST with respect to the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2 AST, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund at the Closing a certificate executed on behalf of the Acquiring Fund by AST's President, Vice President, Assistant Vice President, Secretary or Assistant Secretary in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of AST with respect to the Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request.

     6.3 Unless waived by the Acquired Fund, the Acquired Fund shall have received at the Closing assurances of an officer of AST, in a form reasonably satisfactory to the Acquired Fund, substantially to the effect that:

     (a) AST is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

     (b) the Acquiring Fund is a separate portfolio of AST, which is a business trust duly created pursuant to its Agreement and Declaration of Trust, is legally existing and in good standing under the laws of Delaware;

     (c) this Agreement has been duly authorized, executed and delivered by AST on behalf of AST and the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Fund, is a valid and binding obligation of AST, enforceable against AST in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

     (d) the Acquiring Fund Shares to be issued to the Acquired Fund and then distributed to the Acquired Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

     (e) the Registration Statement has become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

     (f) no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and

     (g) to the best knowledge of such officer, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to AST or the Acquiring Fund or any of their properties or assets and neither AST nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

     CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

     The obligations of AST to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by AST of all the obligations to be performed by it hereunder, with respect to the Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Acquired Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

     7.2 the Acquired Fund, shall have delivered to the Acquiring Fund at the Closing a certificate executed on behalf of the Acquired Fund, by the Acquired Fund's President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

     7.3 The Acquiring Fund shall have received at the Closing assurances of an officer of the Acquired Fund, in a form reasonably satisfactory to the Acquiring Fund, substantially to the effect that:

     (a) the Acquired Fund is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

     (b) the Acquired Fund is a business duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of Delaware, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of the Acquired Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquired Fund 's business as described in the current prospectuses of the Acquired Fund;

     (c) this Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Fund, is a valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

     (d) no consent, approval, authorization, filing or order of any court or governmental authority of the United Sates or any state is required for the consummation of the Reorganization with respect to the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

     (e) to the best knowledge of such officer, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of their properties or assets and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business;

     (f) the Acquired Fund Shares then issued and outstanding are duly registered under the 1933 Act on the appropriate form, and are duly authorized and are validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

     (g) the registration statement of the Acquired Fund has become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened.

     7.4 With respect to the Acquired Fund, its Board of Trustees shall have determined that the Reorganization is in the best interests of the Acquired Fund.

     7.5 Transfer agent to the Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the shareholder records of the Acquired Fund are in good order and as to such other matters as the Acquiring Fund shall reasonably request.

     7.6 The Acquired Fund shall arrange to make the Acquired Fund's auditors available to the Acquiring Fund and its agents to answer their questions at a mutually agreeable time prior to the Closing.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     The obligations of the Acquiring Fund and of the Acquired Fund herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and the Acquired Fund:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions its Agreement and Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

     8.3 All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by AST, on behalf of the Acquiring Fund, or the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.6 AST, on behalf of the Acquiring Fund, and the Acquired Fund shall each have considered the federal and income tax issues. The Acquiring Fund and the Acquired Fund each acknowledge that no legal opinion on tax issues will be issued by legal counsel. The Acquiring Fund and the Acquired Fund shall have each received an opinion of counsel to AST substantially to the effect that for federal income tax purposes:

     (a) the transfer by the Acquired Fund of the Fund Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities will constitute a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Acquired Fund each are a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Fund Assets solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities;

     (c) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Fund Assets to the Acquiring Fund and the assumption by the Acquiring Fund of the Stated Liabilities in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund;

     (d) no gain or loss will be recognized by the Acquired Fund Investors upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares;

     (e) the aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired Fund Investors pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund Investors will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization); and

     (f) the tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be same as the tax bases of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

9.   EXPENSES

     9.1 Except as may be otherwise provided herein, each of the Acquired Fund and the Acquiring Fund shall be liable for its respective expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The expenses payable by the Acquired Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph 4.1 hereof; (iii) all fees and expenses related to the liquidation of the Acquired Fund; (iv) fees and expenses of the Acquired Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquired Fund's portfolio on the Applicable Valuation Date. The expenses payable by the Acquiring Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) any fees and expenses of the Acquiring Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquiring Fund's portfolio on the Applicable Valuation Date.

     9.2 Dessauer & McIntyre Asset Management, Inc. shall be responsible for all expenses in connection with the Reorganization, except as set forth in this paragraph 9.2. The Acquired Fund shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11.  TERMINATION

     11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by either the Acquiring Fund or the Acquired Fund, if

     (a) either party shall have breached any material provision of this Agreement;

     (b) circumstances develop that, in the opinion of either party, make proceeding with the Agreement inadvisable; or

     (c) any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.

     11.2 In the event of any termination pursuant to Section 11.1(b) or (c), there shall be no liability for damage on the part of either party to the other party respecting such termination.

12.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and officers of AST, on behalf of the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Investors' further approval except that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Fund and the Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

13.  INDEMNIFICATION

     (a) AST and the Acquiring Fund agree to indemnify the Acquired Fund, its trustees and officers (in their capacity as trustees or officers), and agents from all liabilities that may arise in connection with, or as a result of, a breach of a representation or warranty made by AST or the Acquiring Fund under this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the Closing Date; and

     (b) The Acquired Fund agrees to indemnify AST, its trustees and officers (in their capacity as trustees and officers), and agents from all liabilities that may arise in connection with, or as a result of, a breach of a representation or warranty made by the Acquired Fund under this Agreement. The Acquired Fund agrees to indemnify the Acquiring Fund, its trustees and officers (in their capacity as trustees or officers), and agents from all liabilities that may arise in connection with, or as a result, of a breach of a representation or warranty made by the Acquired Fund under this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the Closing Date.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

For AST, on behalf of itself and the Acquiring Fund:

         Advisors Series Trust
         2020 East Financial Way
         Glendora California 91741
         Attention: Eric M. Banhazl
         President, Treasurer & Trustee

For the Acquired Fund:

         The Dessauer Global Equity Fund
         4 Main Street
         Orleans, Massachusetts 02653
         Attention: Thomas P. McIntyre
         Chairman and Trustee

         With a copy to:

         Michael Glazer, Esq.
         Paul, Hastings, Janofsky & Walker LLP
         555 South Flower Street
         Los Angeles, California 90071-2371

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1 The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms "hereto", "hereunder", "herein" or "hereof" are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the laws of Delaware.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

         Advisors Series Trust,
         for itself and on behalf of The Dessauer Global Equity Fund By:

         ____________________
         Eric M. Banhazl
         President, Treasurer & Trustee of
         Advisors Series Trust


         The Dessauer Global Equity Fund:

         ____________________
         Thomas P. McIntyre
         Chairman and Trustee of
         The Dessauer Global Equity Fund


         Dessauer & McIntyre Asset Management, Inc., with respect to its obligations under Paragraph 9.2:

         ____________________
         Thomas P. McIntyre
         President of
         Dessauer & McIntyre Asset Management, Inc.




                    -----------------------------------------

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION


                              DATED AUGUST __, 2002


                            FOR THE REORGANIZATION OF


                         THE DESSAUER GLOBAL EQUITY FUND


                                      INTO


                        THE DESSAUER GLOBAL EQUITY FUND,
                         SERIES OF ADVISORS SERIES TRUST

                    -----------------------------------------

                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (626) 914-7373

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated August __, 2002 relating to the Special Meeting of Shareholders (the "Special Meeting") of The Dessauer Global Equity Fund (the "Dessauer Fund"), to be held on Thursday, September 26, 2002. The Special Meeting is being held to consider the following proposal affecting the Dessauer Fund: approval of a plan of reorganization that would combine the Dessauer Fund with a newly created series of Advisors Series Trust (the "New Dessauer Fund"). Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to The Dessauer Global Equity Fund at 4 Main Street, Orleans, Massachusetts 02563, or by calling toll-free at 1-800-560-0086.

     This Statement of Additional Information consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated by reference herein:

(1) The Preliminary Statement of Additional Information of The New Dessauer Fund, dated July 11, 2002; and

(2) The Annual Report to Shareholders of the Dessauer Fund for the fiscal year ended March 31, 2002.

     Because the New Dessauer Fund is new and has not yet commenced operations, Annual or Semi-Annual Reports to Shareholders are not available. Similarly, because the Dessauer Fund is being acquired by the New Dessauer Fund, which is a newly created fund, pro forma financial statements are not provided in this Statement of Additional Information in connection with the proposed reorganization.

     This Statement of Additional Information has been incorporated by reference into the Proxy Statement/Prospectus.

                    -----------------------------------------
                                     PART C

                              ADVISORS SERIES TRUST
                                OTHER INFORMATION
                    -----------------------------------------

ITEM 15.  INDEMNIFICATION

         Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust. No indemnification shall be made under Sections 2 or 3 of this Article: (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by: (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of
1940); or (b) A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears: (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

     Insofar as indemnification for liability under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

     1.   Agreement and Declaration of Trust(1)

     2.   By-Laws(1)

     3.   Not Applicable.

     4. Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Combined Prospectus and Proxy Statement).

     5.   Not Applicable.

     6.   (a) Form of Investment Advisory Agreement(2)

          (b) Form of Operating Expenses Limitation Agreement(2)

     7.   (a) Form of Distribution Agreement(2)

          (b) Form of Broker/Dealer Agreement(3)

     8.   Not Applicable.

     9.   Form of Custodian Agreement(4)

     10.  Not Applicable.

     11. Opinion of Counsel regarding legality of issuance of shares and other matters(3)

     12.  Form of Opinion of Counsel on tax matters(3)

     13.  (a) Form of Fund Administration Servicing Agreement(2)

          (b) Form of Transfer Agent Servicing Agreement(2)

          (c) Form of Shareholder Servicing Plan(3)

     14.  Independent Auditor's Consent(3)

     15.  Not Applicable.

     16.  Power of Attorney(5)

     17.  (a)  Form of Proxy Ballot(3)

          (b) Preliminary Prospectus for The Dessauer Global Equity Fund, series of Advisors Series Trust, dated July 11, 2002(3)

          (c) Preliminary Statement of Additional Information for The Dessauer Global Equity Fund, series of Advisors Series Trust, dated July 11, 2002(3)

--------------------

(1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996, and is incorporated herein by this reference.
(2) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002, and is incorporated herein by reference.
(3)  Filed herewith.
(4) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997, and is incorporated herein by reference.
(5) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2002, and is incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees that it will file an Amendment that will include a copy of the final tax opinion of counsel.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin, on July 24, 2002.

                                                     ADVISORS SERIES TRUST

                                                     /s/ Eric M. Banhazl*
                                                     ----------------------
                                                     Eric M. Banhazl
                                                     President


     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on July 24, 2002:

Signature                                   Title

Eric M. Banhazl*                            President, Principal Financial and
----------------                            Accounting Officer and Trustee
Eric M. Banhazl

Walter E. Auch*                             Trustee
---------------
Walter E. Auch

Donald E. O'Connor*                         Trustee
-------------------
Donald E. O'Connor

George T. Wofford III*                      Trustee
----------------------
George T. Wofford III

George J. Rebhan*                           Trustee
-----------------
George J. Rebhan

James Clayburn LaForce*                     Trustee
-----------------------
James Clayburn LaForce

*  By /s/ John S. Wagner
   ------------------------
        John S. Wagner
        Attorney-in-Fact pursuant to
        Power of Attorney
        filed herewith.